Earnings Per Common Share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Earnings Per Common Share	EARNINGS PER COMMON SHARE
Diluted earnings per share ("EPS") was calculated using the treasury stock method for stock options.

	2024			2023
	Net Earnings	Weighted		Net Earnings	Weighted
	to Common	Average		to Common	Average
	Shareholders	Shares	EPS	Shareholders	Shares	EPS
	($ millions)	(# millions)	($)	($ millions)	(# millions)	($)
Basic EPS	1,606	495.0	3.24	1,506	486.3	3.10
Potential dilutive effect of stock options (Note 20)	—	0.2	—	—	0.2	—
Diluted EPS	1,606	495.2	3.24	1,506	486.5	3.10